S000028165 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	177 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan Emerging Markets Bond Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	0.12%	3.13%	4.36%
Performance Inception Date				Apr. 06, 2010
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%	1.06%
Performance Inception Date				Apr. 06, 2010
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	1.44%	3.29%	4.30%
Performance Inception Date				Apr. 06, 2010
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.60%	(0.59%)	1.29%	2.22%
Performance Inception Date				Apr. 06, 2010
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	0.21%	1.63%	2.42%
Performance Inception Date				Apr. 06, 2010
Class N
Prospectus [Line Items]
Average Annual Return, Percent	7.91%	1.20%	3.03%	4.04%
Performance Inception Date				Apr. 06, 2010